COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
(a) Operating lease commitments

Year ended December 31,	At December 31, 2017
2018	$999,622
2019	1,093,799
2020	1,772,834
2021	1,073,805
2022	1,615,079
2023 and later	32,016,233
Total lease payments	38,571,372